SCHEDULE OF GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
Impairment Effects on Earnings Per Share [Line Items]
Goodwill	$ 7,190,656	$ 7,190,656
Balance, December 31, 2021	7,190,656
Additions on acquisitions
Impairment
Balance, December 31, 2022	7,190,656
Duragraft [Member]
Impairment Effects on Earnings Per Share [Line Items]
Goodwill	5,416,000	5,416,000
Balance, December 31, 2021	5,416,000
Additions on acquisitions
Impairment
Balance, December 31, 2022	5,416,000
My Health Logic [Member]
Impairment Effects on Earnings Per Share [Line Items]
Goodwill	1,774,656	$ 1,774,656
Balance, December 31, 2021	1,774,656
Additions on acquisitions
Impairment
Balance, December 31, 2022	$ 1,774,656